Subsequent Events. (Details) (Subsequent Event [Member])	0 Months Ended
Jan. 15, 2014
Subsequent Events. (Details) [Line Items]
Subsequent Event, Description	Pursuant to an Investment Management Agreement dated August 30, 2013, the Managing Owner appointed RPM Risk & Portfolio Management Aktiebolag, a limited liability company organized under the laws of Sweden, as investment manager to the Trust. In connection with such appointment, the Trust discontinued its offering of the Class A and Class B units of the Trust. The Trust began offering Class C and Class D units on January 15, 2014.
Capital Unit, Class C [Member]
Subsequent Events. (Details) [Line Items]
Expenses Excluding Incentive Fees, Percentage	6.30%
Capital Unit, Class D [Member]
Subsequent Events. (Details) [Line Items]
Expenses Excluding Incentive Fees, Percentage	11.12%